[Dechert LLP letterhead]

Via EDGAR

May 5, 2004

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Neuberger Berman Advisers Management Trust ("Registrant")
(File Nos. 811-4255 and 2-88566)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Registrant that the forms of Prospectuses and Statement of Additional Information relating to the Registrant's individual portfolios that would have been filed by the Registrant pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 45 to the Registrant's Registration Statement which were filed on April 29, 2004, and declared effective on April 30, 2004. The text of Post-Effective Amendment No. 45 was filed electronically.

Please direct any questions concerning this filing to the undersigned at (212) 698-3584 or Jeffrey S. Puretz at (202) 261-3358.

Sincerely,

/s/ Eric C. Griffith
Eric C. Griffith